ORGANIZATION (Details Narrative) - $ / shares				1 Months Ended
	Jun. 06, 2024	Jun. 19, 2023	Jan. 06, 2023	Mar. 31, 2023	Jun. 30, 2026	Mar. 06, 2026	Dec. 31, 2025	Mar. 28, 2023
Restructuring Cost and Reserve [Line Items]
Ordinary shares			1,500,000
Shares issued						500,000		500,000,000
Ordinary shares par value					$ 0.000016666667		$ 0.000016666667	$ 0.0001
Ordinary shares outstanding						64,322,249		10,000,000
Share capital description	On June 6, 2024, the Company subdivided the authorized and issued share capital of the Company on a 1:3 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each, to US$50,000 divided into 3,000,000,000 Ordinary Shares of a par value of US$0.000016666667 each.	On June 19, 2023, the Company subdivided the authorized and issued share capital of the Company on a 1:2 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 500,000,000 Ordinary Shares of a par value of US$0.0001 each, to US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each.
Class A ordinary shares issued					0	64,322,249	63,822,249
Re-designated and re-classified as Class B ordinary shares						9,000,000
Unissued ordinary shares						2,935,677,751
Class A ordinary shares outstanding					0		63,822,249
Class A Ordinary Shares [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares par value					$ 0.000016666667		$ 0.000016666667
Class A ordinary shares issued					55,322,249		0
Class A ordinary shares outstanding					55,322,249		0
Class B Ordinary Shares [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares par value					$ 0.000016666667		$ 0.000016666667
Class A ordinary shares issued					9,000,000		0
Class A ordinary shares outstanding					9,000,000		0
Zhongjinke Shenzhen [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest				99.225%
Zhongjinke W F O E [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest				0.775%